Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	Amendment to update for 12/31/2015 financial statements
Document Period End Date	Dec. 31, 2015
Trading Symbol	CK0001127203
Entity Registrant Name	NATIONWIDE LIFE INS CO
Entity Central Index Key	0001127203
Entity Filer Category	Non-accelerated Filer